CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues:
Online recruitment services	$ 287,675	¥ 1,871,700	¥ 1,547,143	¥ 1,356,442
Print advertising | ¥				5,328
Other human resource related revenues	155,160	1,009,515	825,552	740,119
Total revenues	442,835	2,881,215	2,372,695	2,101,889
Less: Business tax and surcharges	(5,014)	(32,623)	(34,361)	(46,669)
Net revenues	437,821	2,848,592	2,338,334	2,055,220
Cost of services	(117,339)	(763,440)	(663,001)	(569,979)
Gross profit	320,482	2,085,152	1,675,333	1,485,241
Operating expenses
Sales and marketing	(141,061)	(917,784)	(783,492)	(654,468)
General and administrative	(45,588)	(296,608)	(280,002)	(263,067)
Total operating expenses	(186,649)	(1,214,392)	(1,063,494)	(917,535)
Income from operations	133,833	870,760	611,839	567,706
Gain (Loss) from foreign currency translation	558	3,630	238	(55,857)
Interest and investment income, net	11,836	77,009	58,933	93,548
Change in fair value of convertible senior notes	(76,261)	(496,175)	(69,439)	67,168
Other income, net	13,377	87,032	98,315	71,533
Income before income tax expense	83,343	542,256	699,886	744,098
Income tax expense	(26,051)	(169,493)	(134,699)	(126,301)
Net income	57,292	372,763	565,187	617,797
Net loss (income) attributable to non-controlling interests	(134)	(874)	791	260
Net income attributable to 51job, Inc.	57,158	371,889	565,978	618,057
Other comprehensive income:
Foreign currency translation adjustments	(928)	(6,037)	984	890
Unrealized gain on available-for-sale securities, net of tax effect of nil, RMB9,625 and RMB36,900 in 2015, 2016 and 2017, respectively	17,015	110,702	28,876
Total comprehensive income	73,379	477,428	595,047	618,687
Comprehensive loss (income) attributable to non-controlling interests	(134)	(874)	791	260
Comprehensive income attributable to 51job, Inc	$ 73,245	¥ 476,554	¥ 595,838	¥ 618,947
Earnings per share:
- Basic (in CNY and dollars per share) | (per share)	$ 0.95	¥ 6.19	¥ 9.74	¥ 10.71
- Diluted (in CNY and dollars per share) | (per share)	$ 0.93	¥ 6.08	¥ 9.68	¥ 10.41
Weighted average number of common shares outstanding:
- Basic (in shares)	60,087,306	60,087,306	58,132,976	57,714,850
- Diluted (in shares)	61,150,413	61,150,413	58,474,068	62,498,651